Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Operating data:
Revenue	9,937,684	37,122,299	72,206,753
Gross profit	2,935,620	4,829,228	19,162,739
Loss from operations	(1,592,094)	(3,126,138)	(2,200,140)
Net loss	(1,572,381)	(3,369,075)	(2,549,137)
Net loss attributable to shareholder	(1,597,903)	(3,729,119)	(2,977,210)

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance sheet data:
Current assets	13,606,870	47,136,935	78,125,211
Non-current assets	6,838,075	26,244,217	62,806,104
Current liabilities	6,518,096	27,103,212	58,734,790
Non-current liabilities	146,008	4,559,231	16,703,429
Redeemable stock	—	4,795,473	5,877,854
Non-controlling interests	1,714,021	4,072,998	717,106

Yonghui Group
Schedule of investment accounted for using equity method

	As of August 11, 2016	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Yonghui	4,234,929	4,234,845	4,245,001
Proportionate share of Yonghui’s net tangible and intangible assets	1,869,905	1,877,196	1,946,349

Excess of carrying value of the investment over proportionate share of Yonghui’s net tangible and intangible assets	2,365,024	2,357,649	2,298,652

The excess of carrying value has been primarily assigned to:
Goodwill	1,270,190	1,270,190	1,270,190
Amortizable intangible assets (*)	1,459,779	1,449,946	1,371,283
Deferred tax liabilities	(364,945)	(362,487)	(342,821)

	2,365,024	2,357,649	2,298,652

Cumulative gains/(losses) in equity interest in Yonghui	—	(84)	124,917

(*) Weighted average life of the intangible assets not included in Yonghui’s consolidated financial statements was 17 years.

Schedule of condensed financial information of the Group's equity investments

	During the period from August 11, 2016 to December 31, 2016	For the year ended December 31, 2017
	RMB	RMB

Revenue	6,248,703	55,524,229
Gross profit	1,230,057	11,319,620
Income from operations	95,453	2,065,795
Net income	71,130	1,721,628
Net income attributable to shareholder	72,905	1,818,910

Percentage of ownership in Yonghui	10%	10%

Proportionate share of Yonghui’s net income, before basis adjustments	7,291	181,891
Basis adjustments	(7,375)	(58,998)

Proportionate share of Yonghui’s net income	(84)	122,893

Bitauto Group
Schedule of investment accounted for using equity method

	As of February 16, 2015	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,386,118	2,128,409
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,492,056	2,228,925

Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	(105,938)	(100,516)

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(105,938)	(100,516)
Deferred tax liabilities	(176,939)	—	—

	3,377,079	(105,938)	(100,516)

Cumulative losses in equity interest in Bitauto	—	(3,439,045)	(3,696,754)

(*) In the fourth quarter of 2015 and 2016, the Group conducted an impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB2,585,641 and RMB672,886 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of December 31, 2015 and 2016, respectively.

(**) Weighted average life of the intangible assets not included in Bitauto’s consolidated financial statements was 4 years.

Dada Group
Schedule of the estimated fair value of the assets/investments received
As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

Schedule of investment accounted for using equity method

	As of April 26, 2016	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Dada’s ordinary shares	2,164,050	1,443,239	139,147
Proportionate share of Dada’s net tangible and intangible assets	424,140	(290,365)	(1,579,323)

Excess of carrying value of the investment over proportionate share of Dada’s net tangible and intangible assets	1,739,910	1,733,604	1,718,470

The excess of carrying value has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	170,284	150,105
Deferred tax liabilities	(44,673)	(42,571)	(37,526)

	1,739,910	1,733,604	1,718,470

Cumulative losses in equity interest in Dada	—	(720,811)	(2,024,903)

(*) Weighted average life of the intangible assets not included in Dada’s consolidated financial statements was 8 years.

Tuniu Group
Schedule of investment accounted for using equity method

	As of May 22, 2015	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Tuniu (*)	2,494,145	1,198,405	947,500
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	1,006,763	779,525

Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	191,642	167,975

The excess of carrying value has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	23,899
Amortizable intangible assets (**)	356,933	223,657	192,101
Deferred tax liabilities	(89,233)	(55,914)	(48,025)

	1,479,849	191,642	167,975

Cumulative losses in equity interest in Tuniu	—	(1,295,740)	(1,546,645)

(*) In the second quarter of 2016, the Group conducted an impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB721,501 to write down the carrying value of its investment in Tuniu to its then fair value of RMB1,454,578, based on quoted closing price of Tuniu as of June 30, 2016.

(**) Weighted average life of the intangible assets not included in Tuniu’s financial statements was 7 years.

Yixin
Schedule of investment accounted for using equity method
As of November 16, 2017
RMB

Carrying value of investment in Yixin	860,992
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448

Total negative basis difference	(842,456)